OTHER NON-CURRENT ASSETS (Details) $ in Millions, Rp in Billions	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 IDR (Rp)
OTHER NON-CURRENT ASSETS
Prepaid frequency license fees - net of current portion (Note 34c.i)	Rp 1,572		Rp 1,237
Prepaid other taxes - net of current portion (Note 29b)	1,224		1,431
Advances for purchases of property and equipment	868		404
Prepaid income taxes - net of current portion (Note 29a)	865		738
Prepaid expense	454		498
Security deposits	102		168
Others (each below Rp75 billion)	446		358
Total	Rp 5,531	$ 388	Rp 4,834